RELATED PARTIES - Narrative (Details) $ in Millions						12 Months Ended
	Jul. 19, 2023 director	Jun. 29, 2023 director	Jun. 29, 2023 member	Jun. 29, 2022 member	May 25, 2022 member	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of members recommended		7	7		11
Number of new members elected	3			3	3
Number of previously serving directors		6	6	8	8
Equity-settled share-based payment expense						$ 18	$ 8	$ 9
Employee short term incentive cash pay-outs (in percentage)						50.00%
Employee short term incentive, share awards (in percentage)						50.00%
Long-term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						3 years
Equity-settled share-based payment expense						$ 8	1
Liabilities from share-based payment transactions						3	0
Expense from cash-settled share-based payment transactions						$ 3	0
Short term incentive scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						2 years
Equity-settled share-based payment expense						$ 5	1
Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expense						$ 5	$ 6